Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties

NOTE 12: TRANSACTIONS WITH RELATED PARTIES

Management fees: Pursuant to a management agreement dated June 7, 2017, as amended on November 23, 2017, April 23, 2018, June 1, 2018 and August 28, 2019 (the “Management Agreement”), the Manager provides commercial and technical management services to the Company’s vessels. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. In August 2019, the Company extended the duration of the Management Agreement until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party, and provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Containers in the event the Management Agreement is terminated on or before December 31, 2024. The fee for the ship management services provided by the Manager for the period through December 31, 2019 and the two-year period commencing January 1, 2020 is: (a) $6.1 and $6.2, respectively, daily rate per Container vessel of 3,000 TEU up to 4,999 TEU; (b) $7.4 and $7.8, respectively, daily rate per Container vessel of 8,000 TEU up to 9,999 TEU; (c) $7.4 and $8.3, respectively, daily rate per Container vessel of 10,000 TEU up to 11,999 TEU; and (d) commencing January 1, 2020, $0.1 per vessel daily rate for technical and commercial management services. Commencing January 1, 2022, the fees described in subsections (a) through (c) are subject to an annual increase of 3%, unless otherwise agreed. This fixed daily fee covers all of the vessels operating expenses, other than certain extraordinary fees and costs, as defined in management agreement. For the year ended December 31, 2019 certain extraordinary fees and costs related to regulatory requirements, under Company’s Management Agreement amounted to $9,164, and are presented under the caption “Acquisition of/additions to vessels and time charters at favorable terms” in the consolidated statements of cash flows. Drydocking and special survey are paid to the Manager at cost. Total management fees for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017, under the respective agreement amounted to $65,638, $53,772 and $16,488, respectively, and are presented under the caption “Management fees (entirely through related parties transactions)” in the consolidated statements of income.

General & administrative expenses: Pursuant to the administrative services agreement, dated June 7, 2017, as amended on August 28, 2019 (the “Administrative Agreement”), the Manager also provides administrative services to Navios Containers, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. On August 2019, the Company extended the duration of the Administrative Agreement until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party. The amendment dated August 28, 2019 also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by the Company in the event the Administrative Agreement is terminated on or before December 31, 2024. Total general and administrative fees charged by the Manager for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $8,034, $6,638 and $1,868, respectively, and are presented under the caption “General and administrative expenses” in the consolidated statements of income.

Balance due from/to related parties: Balance due to related parties as of December 31, 2019 amounted to $16,586 (December 31, 2018: $4,065), and the long-term receivable amounted to $8,195 (December 31, 2018: $7,862). The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as management fees, in accordance with the management agreement.

Consideration payable to Navios Partners: The Company used the proceeds of the private placement on June 8, 2017, to acquire five 4,250 TEU vessels from Navios Partners for a total purchase price of $64,000. The payment terms included a $24,000 sellers’ credit by Navios Partners for a period of up to 90 days at LIBOR plus 375 bps. On June 30, 2017 and August 29, 2017, the Company paid to Navios Partners $10,000 and $14,000, respectively, in relation to this agreement. As of December 31, 2019 and 2018, the amount due and the interest payable to Navios Partners related to this agreement was $0. Interest expense for the years ended December 31, 2019, 2018 and for the period from April 28, 2017 (date of inception) to December 31, 2017 amounted to $0, $0 and $189, respectively and is presented under the caption “Interest expense and finance cost” in the consolidated statements of income.

Omnibus Agreement: On June 7, 2017, the Company entered into an omnibus agreement with Navios Maritime Acquisition Corporation (“Navios Acquisition”), Navios Holdings and Navios Partners pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have granted a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with the Company under specified circumstances.